Fees Summary	May 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,290,000.00
Previously Paid Amount	0.00
Total Fee Amount	9,995.90
Total Offset Amount	0.00
Net Fee	$ 9,995.90